Investments (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Unquoted bonds	[1]	$ 3,235,896	$ 3,737,287
Quoted bonds		208,525,361	162,161,914
Quoted funds and alternative investments		8,261,033	8,383,593
Quoted equities		28,173,100	20,914,380
Unquoted equities	[2]	5,794,187	5,988,087
Expected credit losses and impairment		(267,623)	(280,450)
Total		253,721,954	200,904,811
Amortized cost [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]	3,235,896	3,737,287
Quoted bonds
Quoted funds and alternative investments
Quoted equities
Unquoted equities	[2]
Expected credit losses and impairment		(267,623)	(280,450)
Total		2,968,273	3,456,837
Fair value through other comprehensive [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]
Quoted bonds		208,525,361	162,161,914
Quoted funds and alternative investments
Quoted equities		14,628,558	15,320,310
Unquoted equities	[2]	5,794,187	5,988,087
Expected credit losses and impairment
Total		228,948,106	183,470,311
Fair value through statement of income [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		8,261,033	8,383,593
Quoted equities		13,544,542	5,594,070
Unquoted equities	[2]
Expected credit losses and impairment
Total		$ 21,805,575	$ 13,977,663

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by 'Specialized Investment Compound Co.' a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date. These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 250,000 to cover any potential impairment in the value of the collateral held against said investment.
[2]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 5,261,387 (2018: USD 5,263,777) and USD 532,800 (2018:USD 724,310). As at 31 December 2018, the fair value of the unquoted equities was recorded by adopting a market approach using the price of the most recent sale transaction as a basis to arrive at a value of these investments. As at 31 December 2019, there was no information available about recent sale transactions. Accordingly, the Group has used an alternative valuation technique called 'multiples-based valuation' whereby earnings-based multiples of comparable companies as at 31 December 2019 were considered for the valuation. There are no active markets for these investments and the Group intends to hold them for the long term.